UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive income (loss) USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2021 | shares		32,857,422
Balance at beginning of period at Dec. 31, 2021	$ 190,656	$ 266,119	$ 4,312	$ 2,113	$ (81,888)
Exercise of stock options (in shares) | shares	9,179	9,179
Exercise of stock options	$ 88	$ 151	(63)
Share-based compensation	3,624		3,624
Issuance of common shares related to business combination and contingent consideration (in shares) | shares		15,364
Issuance of common shares related to business combination and contingent consideration	700	$ 700
Share issuance under employee share purchase plan (in shares) | shares		20,814
Share issuance under employee share purchase plan	636	$ 762	(126)
Release of restricted share units (in shares) | shares		2,800
Release of restricted share units	0	$ 194	(194)
Comprehensive income (loss)	(7,215)			(12,633)	5,418
Balance at end of period (in shares) at Sep. 30, 2022 | shares		32,905,579
Balance at end of period at Sep. 30, 2022	188,489	$ 267,926	7,553	(10,520)	(76,470)
Balance at beginning of period (in shares) at Dec. 31, 2022 | shares		32,913,955
Balance at beginning of period at Dec. 31, 2022	$ 192,211	$ 268,194	8,458	(9,571)	(74,870)
Exercise of stock options (in shares) | shares	194,188	194,188
Exercise of stock options	$ 700	$ 1,018	(318)
Share-based compensation	4,438		4,438
Issuance of common shares related to business combination and contingent consideration (in shares) | shares		50,550
Issuance of common shares related to business combination and contingent consideration	1,625	$ 1,625
Share issuance under employee share purchase plan (in shares) | shares		16,685
Share issuance under employee share purchase plan	524	$ 614	(90)
Release of restricted share units (in shares) | shares		19,744
Release of restricted share units	0	$ 851	(851)
Shares repurchased for cancellation under normal course issuer bid (in shares) | shares		(1,333,361)
Shares repurchased for cancellation under normal course issuer bid	(51,245)	$ (10,659)			(40,586)
Share repurchase commitment under the automatic share purchase plan	(12,763)				(12,763)
Comprehensive income (loss)	210			592	(382)
Balance at end of period (in shares) at Sep. 30, 2023 | shares		31,861,761
Balance at end of period at Sep. 30, 2023	$ 135,700	$ 261,643	$ 11,637	$ (8,979)	$ (128,601)